Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax Contingency [Line Items]
Increases in unrecognized tax benefits as a result of tax positions taken during prior years	$ 736
Balance, end of year	$ 736